SIGNIFICANT ACCOUNTING POLICIES - Concentration and risks (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) Institution	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Concentration Risk
Number of financial institutions | Institution	5
Allowance for doubtful accounts	¥ 1,566,129	¥ 1,951,419	¥ 2,151,271	¥ 1,122,218
Allowance for credit loss, receivable, other, current	227,000
Accounts receivable and other receivable	¥ 174,000
Cash, Cash Equivalents and Short Term Investments | Geographic Concentration Risk | CN | Financial Institution One
Concentration Risk
Concentration risk, percentage	24.00%
Cash, Cash Equivalents and Short Term Investments | Geographic Concentration Risk | CN | Financial Institution Two
Concentration Risk
Concentration risk, percentage	16.00%
Cash, Cash Equivalents and Short Term Investments | Geographic Concentration Risk | CN | Financial Institution Three
Concentration Risk
Concentration risk, percentage	11.00%
Cash, Cash Equivalents and Short Term Investments | Geographic Concentration Risk | CN | Financial Institution Four
Concentration Risk
Concentration risk, percentage	11.00%
Cash, Cash Equivalents and Short Term Investments | Geographic Concentration Risk | CN | Financial Institution Five
Concentration Risk
Concentration risk, percentage	10.00%